Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Long-term Debt
Summary of components of long-term debt

The components of the Company’s long-term debt consisted of the following (in thousands):

	December 31,
	2021	2020
Term loans payable	$10,000	$10,000
Revolving line of credit outstanding	—	3,550
Convertible note	—	3,000
Less: Unamortized discount	(55)	(118)
	9,945	16,432
Less: Current portion of long-term debt	2,000	—
Long-term debt, net of discount	$7,945	$16,432

Summary of future principal payments on long-term debt	As of December 31, 2021, future principal payments on long-term debt are as follows (in thousands):

Year Ending December 31,
2022	$2,000
2023	4,000
2024	4,000
$10,000